Investment Company Administration, L.L.C.
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741

February 3, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      RNC Mutal Fund Group, Inc.
         File Numbers 002-99009 and 811-04354
         CIK No. 0000773298

Ladies and Gentlemen:

We are filing electronically, on behalf of RNC Mutual Fund Group, Inc. (the "Funds"), this certification pursuant to Rule 497(j). On January 29, 1999 the above referenced registrant filed a Post Effective Amendment Number 16 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from that contained in the N1-A filing. The N1-A filing received accession number 0000950147-99-000069.

Please do not hesitate to contact me at (626) 852-1033 should you have any further questions.

Very Truly Yours,

/s/Theodore G. Bradpiece
Theodore G. Bradpiece
Assistant Treasurer
RNC Mutual Fund Group, Inc.